UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5086

Churchill Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
June 30, 2013
(unaudited)

		Rating
Principal		Moody's and
Amount	General Obligation Bonds (4.6%)	S&P	Value	(a)

	Bowling Green, Kentucky
$500,000	2.000%, 06/01/15	Aa2/AA-	$512,990

	Campbell County, Kentucky Public Project
1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR	1,735,500

	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR	343,903

	Highland Heights, Kentucky
500,000	5.125%, 12/01/38	A1/NR	524,770

	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA	4,509,501

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+**	1,026,128

	City of Owensboro, Kentucky, Refunding and Improvement, Unlimited Tax
1,355,000	4.000%, 06/01/30	Aa3/NR	1,348,361

	Warren County, Kentucky, Unlimited Tax
615,000	4.000%, 06/01/25	Aa2/AA-	646,494
635,000	4.000%, 06/01/26	Aa2/AA-	660,324
660,000	4.000%, 06/01/27	Aa2/AA-	679,391
	Total General Obligation Bonds		11,987,362

	Revenue Bonds (94.2%)

	Agencies (14.4%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa3/AA	1,143,910

	Kentucky Asset & Liability Commission University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG/ FGIC Insured	Aa2/AA-	1,583,895
500,000	5.000%, 10/01/25 Series B	Aa2/AA-	552,785
750,000	5.000%, 10/01/26 Series B	Aa2/AA-	826,305
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-	1,097,510

	Kentucky Economic Development Finance Authority Louisville Arena Project
2,500,000	5.750%, 12/01/28 AGMC Insured	A3/AA-	2,653,175

	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa1/A+	212,843
455,000	5.000%, 02/01/20 NPFG Insured	Baa1/A+	458,413
210,000	4.250%, 08/01/20 NPFG Insured	Baa1/A+	217,220
200,000	4.375%, 08/01/22 NPFG Insured	Baa1/A+	207,128
240,000	4.500%, 08/01/23 NPFG Insured	Baa1/A+	249,000
255,000	4.500%, 08/01/24 NPFG Insured	Baa1/A+	264,259
355,000	4.600%, 02/01/25	NR/A+	370,308
435,000	4.000%, 02/01/26 Series 2012F	NR/A+	451,643
450,000	4.000%, 02/01/27 Series 2012F	NR/A+	464,517
290,000	4.500%, 08/01/27 NPFG Insured	Baa1/A+	296,769
375,000	4.000%, 02/01/28 Series 2012C	NR/A+	366,874
465,000	4.000%, 02/01/28 Series 2012F	NR/A+	476,881
245,000	4.600%, 08/01/28 NPFG Insured	Baa1/A+	250,422
305,000	4.000%, 02/01/29 Series 2012C	NR/A+	295,691
490,000	4.000%, 02/01/29 Series 2012F	NR/A+	499,261
315,000	4.625%, 08/01/29 NPFG Insured	Baa1/A+	321,278
470,000	4.000%, 02/01/30 Series 2012F	NR/A+	475,438
490,000	4.000%, 02/01/31 Series 2012F	NR/A+	493,533
515,000	4.000%, 02/01/32 Series 2012F	NR/A+	516,473

	Kentucky State Property and Buildings Commission
1,020,000	5.000%, 11/01/20	Aa3/A+	1,177,233
1,375,000	5.375%, 11/01/23	Aa3/A+	1,565,108
2,820,000	5.750%, 04/01/24 Project 91	A1/A+	3,120,979
625,000	4.000%, 04/01/26 Project 105	A1/A+	642,256
655,000	4.000%, 04/01/27 Project 105	A1/A+	664,484
2,800,000	5.250%, 02/01/28 AGMC Insured	Aa3/AA-	3,016,832
750,000	5.500%, 11/01/28	Aa3/A+	829,200
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AA-	2,641,725
2,625,000	5.750%, 04/01/29 Project 91	A1/A+	2,830,958
695,000	4.000%, 04/01/29 Project 105	A1/A+	690,948
3,000,000	5.000%, 10/01/29 Project 106	Aa3/A+	3,226,440
2,000,000	5.000%, 08/01/30 Project 100	Aa3/A+	2,132,560

	Total Agencies		37,284,254

	Airports (7.0%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A	1,300,949

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA	1,654,582
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA	422,232
350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA	367,581
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA	781,995

	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 AMT	A2/A+	1,199,114
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	A2/AA-	1,097,320
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A2/A+	2,718,054

	Louisville & Jefferson County Regional Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	A2/AA-	1,002,440
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	A2/AA-	2,003,020
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	A2/AA-	1,372,069
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	A2/AA-	3,394,475
275,000	5.375%, 07/01/23 AGMC Insured AMT	A2/AA-	275,325
500,000	5.000%, 07/01/25 NPFG Insured AMT	A2/A+	500,340

	Total Airports		18,089,496

	Colleges and Universities (6.7%)

	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,030,310

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	A3/AA-	1,087,961
200,000	4.625%, 06/01/24 AGC Insured	A3/AA-	210,168

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A+	1,257,800

	Lexington-Fayette, Kentucky Urban County Government Transylvania University Project
1,390,000	4.500%, 03/01/29	NR/A+	1,410,628

	Louisville & Jefferson County, Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR*	550,037

	Murray State University Project, Kentucky General Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+	779,762

	University of Kentucky General Receipts Revenue
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-	962,588
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,679,430
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,758,884
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,089,568
1,000,000	5.000%, 09/01/30	Aa2/AA-	1,078,380

	Western Kentucky University General Receipts Revenue
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/A+	2,035,840
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/A+	2,506,952

	Total Colleges and Universities		17,438,308

	Hospitals (10.5%)

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	A1/NR***	5,336,116

	Kentucky Economic Development Finance Authority, Catholic Health
1,000,000	5.000%, 05/01/29	Aa3/AA-	1,017,840

	Kentucky Economic Development Finance Authority, Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA***	1,072,400

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A1/A	1,024,730

	Lexington-Fayette Urban County Government, Kentucky Public Facilities Co Lease, Eastern State Hospital
1,500,000	5.250%, 06/01/32	Aa3/A+	1,583,325

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
7,150,000	5.000%, 10/01/26	NR/A-****	7,343,193
1,600,000	5.000%, 10/01/30	NR/A-****	1,635,424

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project

695,000	4.250%, 05/01/23 Series 2012	NR/A	736,220

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A	970,980

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Refunding, Catholic Health Initiatives
2,000,000	5.000%, 12/01/30	Aa3/AA-	2,117,840

	Russell, Kentucky Bon Secours Health System
1,000,000	5.000%, 11/01/26 Series 2013	A3/A-	1,029,230

	Warren County, Kentucky, Warren County Community Hospital Corp.
1,975,000	5.000%, 04/01/28	NR/A	2,067,963
680,000	4.000%, 10/01/29	NR/A	618,290
500,000	5.000%, 10/01/33	NR/A	521,395

	Total Hospitals		27,074,946

	Housing (4.4%)

	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA	558,979
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	476,599
285,000	4.250%, 01/01/18	Aaa/AAA	286,907
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	582,740
180,000	4.250%, 07/01/18	Aaa/AAA	181,150
610,000	4.800%, 07/01/20 AMT	Aaa/AAA	614,545
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	1,600,160
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,682,039
250,000	3.625%, 01/01/25	Aaa/AAA	253,033
675,000	4.500%, 07/01/25	Aaa/AAA	707,562
600,000	4.750%, 07/01/26	Aaa/AAA	621,402
315,000	4.850%, 07/01/29	Aaa/AAA	324,330
1,630,000	4.600%, 07/01/32 AMT	Aaa/AAA	1,658,721
535,000	5.150%, 07/01/39	Aaa/AAA	554,656

	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR*	1,317,779

	Total Housing		11,420,602

	Local Public Property (6.6%)

	Bracken County, Kentucky Public Properties Corp. Revenue Refunding - First Mortgage
1,110,000	5.000%, 08/01/30	Aa3/NR	1,186,734

	Grant County, Kentucky Public Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR	1,041,350

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR***	1,683,738
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR***	2,084,628
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	Aa3/NR***	2,180,922
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	Aa3/NR***	1,126,721
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR***	1,716,424

	Kentucky Association of Counties Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-	1,184,594

515,000	4.000%, 02/01/25	NR/AA-	525,115
315,000	5.375%, 02/01/27	NR/AA-	335,223
330,000	5.375%, 02/01/28	NR/AA-	347,922

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-	977,376

	Laurel County, Kentucky Public Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR	255,718

	Lexington-Fayette Urban County, Kentucky Public Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR	521,185
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR	512,310

	River City Parking Authority First Mortgage
1,000,000	4.750%, 06/01/27 Series B	Aa2/AA	1,086,430

	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR	379,432

	Total Local Public Property		17,145,822

	Pollution Control (0.6%)

	Carroll County, Kentucky Environmental Facilities Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/A-	1,581,735

	School Building Revenue (24.0%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR	1,311,135
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR	1,728,534

	Boone County, Kentucky School District Finance Corp. School Building Revenue
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa3/NR	1,026,550
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR	1,653,423
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR	1,288,725

	Bullitt County, Kentucky School District Finance Corp.
2,455,000	4.500%, 10/01/22 NPFG Insured (pre-refunded)	Aa3/NR	2,584,870
1,590,000	4.500%, 10/01/23 NPFG Insured (pre-refunded)	Aa3/NR	1,674,111
1,145,000	4.500%, 04/01/27	Aa3/NR	1,196,640
1,200,000	4.500%, 04/01/28	Aa3/NR	1,247,184

	Campbell County, Kentucky School District Finance Corp. School Building Revenue
340,000	3.500%, 08/01/22	Aa3/NR	347,205

	Christian County, Kentucky School District Finance Corp.
750,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa3/NR	805,313
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa3/NR	1,707,263

	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured (pre-refunded)	Aa2/AA-	5,325,200
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa2/AA-	4,584,263
750,000	4.250%, 06/01/29 Series A	Aa2/AA-	764,115

	Floyd County, Kentucky School Finance Corporation School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa3/NR	1,262,643

	Fort Thomas, Kentucky Independent School District Finance Corp.
610,000	4.375%, 04/01/25	Aa3/NR	637,822

	Franklin County, Kentucky School District Finance Corp.
1,000,000	5.000%, 04/01/24 (pre-refunded)	Aa3/NR	1,035,530
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR	1,211,635
1,560,000	4.000%, 06/01/29	Aa3/NR	1,515,181
1,000,000	4.000%, 06/01/30	Aa3/NR	951,280

	Jefferson County, Kentucky School District Finance Corp.
4,000,000	4.000%, 07/01/26 Series B	Aa2/AA-	4,106,240

	Jessamine County, Kentucky School District Finance Corp., School Building Revenue
1,365,000	4.000%, 08/01/32	Aa3/NR	1,325,879

	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR	465,021
4,250,000	5.000%, 06/01/22 NPFG Insured (pre-refunded)	Aa3/NR	4,433,983
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR	620,267
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR	780,563
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR	336,453

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured (pre-refunded)	Aa3/NR	298,906
470,000	4.500%, 07/01/22 NPFG Insured (pre-refunded)	Aa3/NR	520,318
785,000	4.500%, 07/01/23 NPFG Insured (pre-refunded)	Aa3/NR	869,042

	Laurel County, Kentucky School District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR	322,170

	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR	386,003
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR	485,160

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR	830,875
325,000	4.500%, 05/01/25	Aa3/NR	339,602

	Oldham County, Kentucky School District Finance Corp.
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR	1,005,600
1,370,000	4.000%, 09/01/32	Aa3/NR	1,373,069

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR	939,787

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR	750,075

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR	1,392,168

	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured (pre-refunded)	Aa3/NR	1,176,347
1,955,000	4.250%, 01/01/23 AMBAC Insured (pre-refunded)	Aa3/NR	2,064,011
1,560,000	4.300%, 01/01/24 AMBAC Insured (pre-refunded)	Aa3/NR	1,648,156

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR	1,034,210

	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR	300,814
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR	508,005

	Total Schools		62,171,346

	Turnpike/Highway (9.3%)

	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+	3,242,610
3,500,000	5.000%, 07/01/25	Aa2/AA+	3,930,430
2,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA+	2,147,280
1,000,000	5.000%, 07/01/25	Aa2/AA+	1,106,790
2,750,000	5.000%, 07/01/27	Aa2/AA+	3,011,360
1,100,000	5.000%, 07/01/28	Aa2/AA+	1,199,737
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA+	5,477,450
3,000,000	4.000%, 07/01/29	Aa2/AA+	3,013,530
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA+	1,088,310

	Total Turnpike/Highway		24,217,497

	Utilities (10.7%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA	1,817,091
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA	318,828
2,370,000	4.000%, 08/01/27	Aa2/AA	2,439,180
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA	1,533,897

	Henderson, Kentucky Electric System Revenue
250,000	4.000%, 12/01/24	A3/NR	251,200

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA-	1,093,580

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
1,570,000	4.250%, 05/15/20 AGMC Insured (pre-refunded)	Aa3/AA-	1,680,764
810,000	4.250%, 05/15/20 AGMC Insured	Aa3/NR	852,687
1,655,000	4.250%, 05/15/21 AGMC Insured (pre-refunded)	Aa3/AA-	1,771,760
855,000	4.250%, 05/15/21 AGMC Insured	Aa3/NR	897,459
990,000	5.000%, 05/15/26 AGMC Insured (pre-refunded)	Aa3/AA-	1,073,635
510,000	5.000%, 05/15/26 AGMC Insured	Aa3/NR	537,402
500,000	5.000%, 05/15/28 Series A	Aa3/AA	550,160
1,350,000	5.000%, 05/15/34	Aa3/AA	1,447,119
635,000	4.250%, 05/15/38 Series A AGMC Insured	Aa3/AA	636,632

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR	1,106,390
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,009,654
1,250,000	4.500%, 02/01/30	Aa3/NR	1,292,125

	Owensboro, Kentucky Electric, Light and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA-	1,135,530
3,000,000	5.000%, 01/01/26 AGMC Insured Series B	A2/AA-	3,194,790

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	A1/NR	533,145

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/A+	940,053

	Trimble County, Kentucky Environmental Facilities Revenue Refunding, Louisville Gas & Electric Co.
500,000	4.600%, 06/01/33 AMBAC Insured	A2/A-	500,690

	Total Utilities		27,613,771

	Total Revenue Bonds		244,037,777

	Total Investments (cost $249,295,131-note b)	98.8%	256,025,139
	Other assets less liabilities	1.2	3,009,227
	Net Assets	100.0%	$259,034,366

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

	Fitch ratings
	** AAA
	*** AA
	**** A

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P or Fitch	4.8%
	Pre-refunded bonds †† / Escrowed to Maturity bonds	11.2
	Aa of Moody's or AA of S&P or Fitch	66.8
	A of Moody's or S&P or Fitch	16.5
	Not rated*	0.7
		100.0%

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

	PORTFOLIO ABBREVIATIONS:
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	AMT - Alternative Minimum Tax
	FGIC - Financial Guaranty Insurance Co.
	NPFG - National Public Finance Guarantee
	NR - Not Rated

	See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
June 30, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $249,129,713 amounted to of $6,895,426, which consisted of aggregate gross unrealized appreciation of $10,391,500 and aggregate gross unrealized depreciation of $3,496,074.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	256,025,139
Level 3 – Significant Unobservable Inputs	-
Total	$256,025,139

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
August 20 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
August 20 , 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 20 , 2013